DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2013
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2011		2012		2013
	RMB	%	RMB	%	RMB	%

Securities Association of China	115,742,065	38.1%	131,404,013	37.3%	84,244,267	23.0%
China Banking Association	51,681,348	17.0%	36,971,719	10.5%	60,573,979	16.5%
The Chinese Institute of Certified Public Accountants	—	—	—	—	54,255,662	14.8%

Accounts receivable | Credit concentration risk, customers and financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable are as follows:

	March 31,
	2012		2013
	RMB	%	RMB	%
Securities Association of China	25,579,897	31.3%	19,643,518	38.4%
China Customs Education and Training Center	9,863,856	12.1%	7,927,308	15.5%

Cash | Concentration of balances held at financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2012	2013
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	208,631,163	248,284,360
— Denominated in United Stated Dollars (“USD”)	719	719

Total cash balances held at mainland PRC financial institutions	208,631,882	248,285,079

Financial institutions in HKSAR of the PRC
— Denominated in RMB	45,917,908	16,662,994
— Denominated in Hong Kong Dollar	437,435	3,172,392
— Denominated in USD	2,177,482	21,909,250

Total cash balances held at HKSAR financial institutions	48,532,825	41,744,636

Total cash balances held at financial institutions	257,164,707	290,029,715